Financial assets and liabilities at fair value - Assets and liabilities Sensitivity analysis - level 3 (Details) kr in Millions	12 Months Ended
	Dec. 31, 2019 SEK (kr)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (295,283)	kr (280,800)
Sensitivity, correlations maximum positive relationship	1
Sensitivity, correlations maximum negative relationship	(1)
Correlation input
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity, input appreciation, assets	10.00%
Sensitivity, input depreciation, assets	10.00%
Sensitivity, input appreciation, liabilities	10.00%
Sensitivity, input depreciation, liabilities	10.00%
Credit spread input
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity, input appreciation, assets	0.10%
Sensitivity, input depreciation, assets	0.10%
Sensitivity, input appreciation, liabilities	0.10%
Sensitivity, input depreciation, liabilities	0.10%
Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Shift in interval for correlation	0.1
Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Shift in interval for correlation	(0.1)
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (43,730)	(52,485)	kr (43,841)
Level 3 | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	175	242
Level 3 | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(172)	(243)
Level 3 | Own credit spread | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	174	242
Level 3 | Own credit spread | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(173)	(240)
Level 3 | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	22	(4,587)
Level 3 | Derivatives | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(44)	(66)
Level 3 | Derivatives | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	46	64
Level 3 | Derivatives | Equity risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (345)	kr (2,417)
Level 3 | Derivatives | Equity risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.73	0.70
Sensitivity impact on total comprehensive income	kr 1	kr 6
Level 3 | Derivatives | Equity risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.02	0.07
Sensitivity impact on total comprehensive income	kr (1)	kr (6)
Level 3 | Derivatives | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr 1,249	kr 972
Level 3 | Derivatives | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.16	0.21
Sensitivity impact on total comprehensive income	kr (64)	kr (95)
Level 3 | Derivatives | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.08)	(0.12)
Sensitivity impact on total comprehensive income	kr 63	kr 90
Level 3 | Derivatives | Currency risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (711)	kr (2,971)
Level 3 | Derivatives | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.80	0.84
Sensitivity impact on total comprehensive income	kr 19	kr 22
Level 3 | Derivatives | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.10	(0.94)
Sensitivity impact on total comprehensive income	kr (16)	kr (19)
Level 3 | Derivatives | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (171)	kr (171)
Level 3 | Derivatives | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.53	0.53
Sensitivity impact on total comprehensive income	kr 0	kr 1
Level 3 | Derivatives | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.03)	(0.01)
Sensitivity impact on total comprehensive income	kr 0	kr (1)
Level 3 | Debt securities issued
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	(43,752)	(47,898)
Level 3 | Debt securities issued | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	219	308
Level 3 | Debt securities issued | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(218)	(307)
Level 3 | Debt securities issued | Equity risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (524)	kr (680)
Level 3 | Debt securities issued | Equity risk | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10	10
Sensitivity impact on total comprehensive income	kr 14	kr 28
Level 3 | Debt securities issued | Equity risk | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)	(10)
Sensitivity impact on total comprehensive income	kr (14)	kr (28)
Level 3 | Debt securities issued | Equity risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.73	0.70
Sensitivity impact on total comprehensive income	kr (1)	kr (7)
Level 3 | Debt securities issued | Equity risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.02	0.07
Sensitivity impact on total comprehensive income	kr 1	kr 6
Level 3 | Debt securities issued | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (43,083)	kr (47,090)
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10	10
Sensitivity impact on total comprehensive income	kr 70	kr 116
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)	(10)
Sensitivity impact on total comprehensive income	kr (68)	kr (113)
Level 3 | Debt securities issued | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.16	0.21
Sensitivity impact on total comprehensive income	kr 65	kr 97
Level 3 | Debt securities issued | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.08)	(0.12)
Sensitivity impact on total comprehensive income	kr (64)	kr (94)
Level 3 | Debt securities issued | Currency risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (39)	kr (32)
Level 3 | Debt securities issued | Currency risk | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10	10
Sensitivity impact on total comprehensive income	kr 88	kr 95
Level 3 | Debt securities issued | Currency risk | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)	(10)
Sensitivity impact on total comprehensive income	kr (87)	kr (96)
Level 3 | Debt securities issued | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.80	0.84
Sensitivity impact on total comprehensive income	kr (20)	kr (23)
Level 3 | Debt securities issued | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.10	(0.94)
Sensitivity impact on total comprehensive income	kr 17	kr 20
Level 3 | Debt securities issued | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (106)	kr (96)
Level 3 | Debt securities issued | Other | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10	10
Sensitivity impact on total comprehensive income	kr 3	kr 3
Level 3 | Debt securities issued | Other | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)	(10)
Sensitivity impact on total comprehensive income	kr (3)	kr (3)
Level 3 | Debt securities issued | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	0.53	0.53
Sensitivity impact on total comprehensive income	kr 0	kr (1)
Level 3 | Debt securities issued | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation assets or liabilities	(0.03)	(0.01)
Sensitivity impact on total comprehensive income	kr 0	kr 1